UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of July 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.1%

	Australia — 5.7%
15	AGL Energy Ltd. (m)	248
81	Alumina Ltd. (m)	57
43	Amcor Ltd. (m)	340
100	AMP Ltd. (m)	421
22	APA Group (m)	115
36	Asciano Ltd. (m)	162
6	ASX Ltd. (m)	208
94	Australia & New Zealand Banking Group Ltd. (m)	2,321
14	Bendigo and Adelaide Bank Ltd. (m)	120
449	BGP Holdings plc (a) (f) (i)	—
114	BHP Billiton Ltd. (m)	3,775
28	Boral Ltd. (m)	97
52	Brambles Ltd. (m)	339
5	Caltex Australia Ltd. (m)	68
2	Campbell Brothers Ltd. (m)	113
45	Centro Retail Australia (m)	96
70	CFS Retail Property Trust Group (m)	145
20	Coca-Cola Amatil Ltd. (m)	294
2	Cochlear Ltd. (m)	142
56	Commonwealth Bank of Australia (m)	3,353
16	Computershare Ltd. (m)	128
14	Crown Ltd. (m)	122
18	CSL Ltd. (m)	817
163	Dexus Property Group (m)	169
23	Echo Entertainment Group Ltd. (m)	99
76	Fairfax Media Ltd. (m)	42
49	Fortescue Metals Group Ltd. (m)	212
55	Goodman Group (m)	215
51	GPT Group (m)	183
18	Harvey Norman Holdings Ltd. (m)	38
15	Iluka Resources Ltd. (m)	148
59	Incitec Pivot Ltd. (m)	191
74	Insurance Australia Group Ltd. (m)	291
5	Leighton Holdings Ltd. (m)	90
20	Lend Lease Group (m)	168
61	Lynas Corp., Ltd. (a) (m)	51
12	Macquarie Group Ltd. (m)	301
26	Metcash Ltd.	92
117	Mirvac Group (m)	168
79	National Australia Bank Ltd. (m)	2,058
27	Newcrest Mining Ltd. (m)	659
13	Orica Ltd. (m)	333
38	Origin Energy Ltd. (m)	472
11	OZ Minerals Ltd. (m)	86
38	Qantas Airways Ltd. (a) (m)	45
41	QBE Insurance Group Ltd. (m)	599
62	QR National Ltd. (m)	206
4	Ramsay Health Care Ltd. (m)	111
15	Rio Tinto Ltd. (m)	851
33	Santos Ltd. (m)	373
13	Sonic Healthcare Ltd. (m)	179
60	SP AusNet (m)	66
82	Stockland (m)	286
45	Suncorp Group Ltd. (m)	402
13	Sydney Airport (m)	42
27	TABCORP Holdings Ltd. (m)	92
48	Tatts Group Ltd. (m)	146
153	Telstra Corp., Ltd. (m)	642
25	Toll Holdings Ltd. (m)	105
46	Transurban Group (m)	296
35	Wesfarmers Ltd. (m)	1,209
77	Westfield Group (m)	809
102	Westfield Retail Trust (m)	326
108	Westpac Banking Corp. (m)	2,610
16	Whitehaven Coal Ltd. (m)	61
23	Woodside Petroleum Ltd. (m)	801
43	Woolworths Ltd. (m)	1,293
7	WorleyParsons Ltd. (m)	197

		31,294

	Austria — 1.4%
23	Andritz AG (m)	1,235
67	Erste Group Bank AG (a) (m)	1,210
249	IMMOFINANZ AG (a) (m)	813
46	OMV AG (m)	1,443
15	Raiffeisen Bank International AG (m)	502
104	Telekom Austria AG (m)	943
21	Verbund AG (m)	408
12	Vienna Insurance Group AG Wiener Versicherung Gruppe (m)	467
34	Voestalpine AG (m)	926

		7,947

	Belgium — 1.9%
208	Ageas (m)	412
78	Anheuser-Busch InBev N.V. (m)	6,133
15	Belgacom S.A. (m)	426
7	Colruyt S.A. (m)	312
10	Delhaize Group S.A. (m)	350

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Belgium — Continued
8		Groupe Bruxelles Lambert S.A. (m)	514
16		KBC Groep N.V. (m)	331
4		Mobistar S.A. (m)	110
6		Solvay S.A. (m)	594
6		Telenet Group Holding N.V. (m)	245
10		UCB S.A. (m)	507
11		Umicore S.A. (m)	492

			10,426

		Bermuda — 0.3%
37		Seadrill Ltd. (m)	1,443

		Brazil — 0.2%
16		BM&FBovespa S.A. (m)	88
6		BRF - Brasil Foods S.A. (m)	87
3		Natura Cosmeticos S.A. (m)	73
34		Petroleo Brasileiro S.A. (m)	332
17		Vale S.A. (m)	314

			894

		Chile — 0.6%
4,053		Banco Santander Chile (m)	294
7		CAP S.A. (m)	265
72		Cencosud S.A. (m)	409
235		Empresa Nacional de Electricidad S.A. (m)	392
82		Empresas CMPC S.A. (m)	309
30		Empresas COPEC S.A. (m)	439
333		Enersis S.A. (m)	111
19		Enersis S.A., ADR (m)	308
9		ENTEL Chile S.A. (m)	173
14		Latam Airlines Group S.A. (m)	345
41		S.A.C.I. Falabella (m)	400

			3,445

		China — 0.7%
672		Bank of China Ltd., Class H (m)	256
26		BBMG Corp., Class H (m)	16
78		BYD Co., Ltd., Class H (a) (m)	132
468		China Construction Bank Corp., Class H (m)	314
75		China Life Insurance Co., Ltd., Class H (m)	206
158		CNOOC Ltd. (m)	317
410		Datang International Power Generation Co., Ltd., Class H (m)	144
41		Foxconn International Holdings Ltd. (a) (m)	12
226		Huaneng Power International, Inc., Class H (m)	164
601		Industrial & Commercial Bank of China, Class H (m)	343
48		Lenovo Group Ltd. (m)	33
349		PetroChina Co., Ltd., Class H (m)	435
17		Ping An Insurance Group Co. of China Ltd., Class H (m)	128
39		Sands China Ltd. (m)	115
91		Shui On Land Ltd. (m)	37
11		Tencent Holdings Ltd. (m)	318
74		Tingyi Cayman Islands Holding Corp. (m)	183
24		Wynn Macau Ltd. (m)	50
54		Yangzijiang Shipbuilding Holdings Ltd. (m)	43
151		Yanzhou Coal Mining Co., Ltd., Class H (m)	224
361		Zhejiang Expressway Co., Ltd., Class H (m)	261

			3,731

		Denmark — 1.2%
—	(h)	A.P. Moller - Maersk A/S, Class A (m)	230
—	(h)	A.P. Moller - Maersk A/S, Class B (m)	512
6		Carlsberg A/S, Class B (m)	503
1		Coloplast A/S, Class B (m)	227
37		Danske Bank A/S (a) (m)	542
12		DSV A/S (m)	266
23		Novo Nordisk A/S, Class B (m)	3,558
15		Novozymes A/S, Class B (m)	369
23		TDC A/S (m)	158
1		Tryg A/S (m)	84
1		William Demant Holding A/S (a) (m)	137

			6,586

		Finland — 0.9%
9		Elisa OYJ (m)	192
31		Fortum OYJ (m)	523
3		Kesko OYJ, Class B (m)	88
10		Kone OYJ, Class B (m)	640
9		Metso OYJ (m)	331
6		Neste Oil OYJ (m)	67
264		Nokia OYJ (m)	633
8		Nokian Renkaat OYJ (m)	310
7		Orion OYJ, Class B (m)	137
7		Pohjola Bank plc, Class A (m)	86
29		Sampo OYJ, Class A (m)	774

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Finland — Continued
39	Stora Enso OYJ, Class R (m)	223
37	UPM-Kymmene OYJ (m)	392
12	Wartsila OYJ (m)	347

		4,743

	France — 9.2%
8	Accor S.A. (m)	282
2	Aeroports de Paris (m)	128
18	Air Liquide S.A. (m)	2,009
139	Alcatel-Lucent (a) (m)	153
12	Alstom S.A. (m)	397
4	Arkema S.A. (m)	308
3	Atos Origin S.A. (m)	165
109	AXA S.A. (m)	1,321
59	BNP Paribas S.A. (m)	2,196
11	Bouygues S.A. (m)	270
3	Bureau Veritas S.A. (m)	286
8	Cap Gemini S.A. (m)	309
36	Carrefour S.A. (m)	635
3	Casino Guichard Perrachon S.A. (m)	263
3	Christian Dior S.A. (m)	438
25	Cie de St-Gobain (m)	741
9	Cie Generale de Geophysique-Veritas (a) (m)	246
11	Cie Generale des Etablissements Michelin, Class B (m)	734
13	Cie Generale d’Optique Essilor International S.A. (m)	1,090
8	CNP Assurances (m)	85
60	Credit Agricole S.A. (a) (m)	255
36	Danone S.A. (m)	2,164
4	Dassault Systemes S.A. (m)	386
10	Edenred (m)	272
14	EDF S.A. (m)	287
2	Eurazeo (m)	84
7	Eutelsat Communications S.A. (m)	226
2	Fonciere Des Regions (m)	112
112	France Telecom S.A. (m)	1,502
76	GDF Suez (m)	1,706
1	Gecina S.A. (m)	121
29	Groupe Eurotunnel S.A. (m)	206
1	ICADE (m)	97
1	Iliad S.A. (m)	171
2	Imerys S.A. (m)	91
4	JCDecaux S.A. (m)	79
6	Klepierre (m)	205
12	Lafarge S.A. (m)	531
7	Lagardere S.C.A (m)	184
14	Legrand S.A. (m)	461
15	L’Oreal S.A. (m)	1,773
15	LVMH Moet Hennessy Louis Vuitton S.A. (m)	2,316
48	Natixis (m)	119
13	Pernod-Ricard S.A. (m)	1,400
15	Peugeot S.A. (a) (m)	118
5	PPR (m)	695
9	Publicis Groupe S.A. (m)	456
1	Remy Cointreau S.A. (m)	159
11	Renault S.A. (m)	492
6	Rexel S.A. (m)	104
14	Safran S.A. (m)	474
73	Sanofi (m)	5,987
31	Schneider Electric S.A. (m)	1,776
10	SCOR SE (m)	238
2	Societe BIC S.A. (m)	181
43	Societe Generale S.A. (a) (m)	946
2	Societe Television Francaise 1 (m)	20
5	Sodexo (m)	409
15	Suez Environnement Co. (m)	161
6	Technip S.A. (m)	648
5	Thales S.A. (m)	161
130	Total S.A. (m)	5,983
6	Unibail-Rodamco SE (m)	1,080
6	Vallourec S.A. (m)	269
22	Veolia Environnement S.A. (m)	244
28	Vinci S.A. (m)	1,172
78	Vivendi S.A. (m)	1,480
2	Wendel S.A. (m)	143
2	Zodiac Aerospace (m)	198

		50,398

	Germany — 11.5%
18	Adidas AG (m)	1,350
40	Allianz SE (m)	3,933
4	Axel Springer AG (m)	159
80	BASF SE (m)	5,845
71	Bayer AG (m)	5,426
29	Bayerische Motoren Werke AG (m)	2,144
9	Beiersdorf AG (m)	578
4	Brenntag AG (m)	433

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Germany — Continued
8	Celesio AG (m)	143
320	Commerzbank AG (a) (m)	495
7	Continental AG (m)	636
79	Daimler AG (m)	3,919
82	Deutsche Bank AG (m)	2,486
17	Deutsche Boerse AG (m)	846
21	Deutsche Lufthansa AG (m)	259
71	Deutsche Post AG (m)	1,280
243	Deutsche Telekom AG (m)	2,742
156	E.ON AG (m)	3,314
3	Fraport AG Frankfurt Airport Services Worldwide (m)	185
19	Fresenius Medical Care AG & Co. KGaA (m)	1,370
11	Fresenius SE & Co. KGaA (m)	1,158
15	GEA Group AG (m)	407
5	Hannover Rueckversicherung AG (m)	323
12	HeidelbergCement AG (m)	541
11	Henkel AG & Co. KGaA (m)	673
2	Hochtief AG (a) (m)	101
2	Hugo Boss AG (m)	180
95	Infineon Technologies AG (m)	690
15	K+S AG (m)	722
8	Kabel Deutschland Holding AG (a) (m)	493
7	Lanxess AG (m)	504
15	Linde AG (m)	2,250
4	MAN SE (m)	340
6	Merck KGaA (m)	567
11	Metro AG (m)	312
16	Muenchener Rueckversicherungs AG (m)	2,255
43	RWE AG (m)	1,684
4	Salzgitter AG (m)	128
80	SAP AG (m)	5,068
71	Siemens AG (m)	6,042
6	Suedzucker AG (m)	194
34	ThyssenKrupp AG (m)	619
9	United Internet AG (m)	166
3	Volkswagen AG (m)	402
1	Wacker Chemie AG (m)	89

		63,451

	Greece — 0.9%
199	Coca Cola Hellenic Bottling Co. S.A. (a) (m)	3,494
221	OPAP S.A. (m)	1,327

		4,821

	Hong Kong — 1.0%
165	AIA Group Ltd. (m)	576
3	ASM Pacific Technology Ltd. (m)	36
22	Bank of East Asia Ltd. (m)	77
118	Belle International Holdings Ltd. (m)	217
60	BOC Hong Kong Holdings Ltd. (m)	184
15	Cathay Pacific Airways Ltd. (m)	25
21	Cheung Kong Holdings Ltd. (m)	276
7	Cheung Kong Infrastructure Holdings Ltd. (m)	42
53	China Mobile Ltd. (m)	617
29	CLP Holdings Ltd. (m)	253
28	First Pacific Co., Ltd. (m)	31
23	Galaxy Entertainment Group Ltd. (a) (m)	55
14	Hang Lung Group Ltd. (m)	90
37	Hang Lung Properties Ltd. (m)	131
12	Hang Seng Bank Ltd. (m)	173
16	Henderson Land Development Co., Ltd. (m)	93
85	Hong Kong & China Gas Co., Ltd. (m)	196
17	Hong Kong Exchanges and Clearing Ltd. (m)	222
10	Hopewell Holdings Ltd. (m)	29
33	Hutchison Whampoa Ltd. (m)	298
9	Hysan Development Co., Ltd. (m)	38
11	Kerry Properties Ltd. (m)	48
92	Li & Fung Ltd. (m)	181
11	Lifestyle International Holdings Ltd. (m)	24
37	Link REIT (The) (m)	162
16	MGM China Holdings Ltd. (m)	22
23	MTR Corp., Ltd. (m)	80
57	New World Development Co., Ltd. (m)	72
111	Noble Group Ltd. (m)	96
23	NWS Holdings Ltd. (m)	35
4	Orient Overseas International Ltd. (m)	24
76	PCCW Ltd. (m)	30
22	Power Assets Holdings Ltd. (m)	176
26	Shangri-La Asia Ltd. (m)	51
47	Sino Land Co., Ltd. (m)	80
31	SJM Holdings Ltd. (m)	55
25	Sun Hung Kai Properties Ltd. (m)	305
11	Swire Pacific Ltd., Class A (m)	131

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Hong Kong — Continued
25		Wharf Holdings Ltd. (m)	146
14		Wheelock & Co., Ltd. (m)	55
3		Wing Hang Bank Ltd. (m)	23
10		Yue Yuen Industrial Holdings Ltd. (m)	30

			5,485

		Hungary — 0.7%
196		Magyar Telekom Telecommunications plc (m)	362
18		MOL Hungarian Oil and Gas plc (m)	1,262
100		OTP Bank plc (m)	1,530
6		Richter Gedeon Nyrt. (m)	989

			4,143

		India — 0.7%
20		Bharat Heavy Electricals Ltd. (m)	75
15		Hindustan Unilever Ltd. (m)	129
31		Housing Development Finance Corp., Ltd. (m)	381
7		ICICI Bank Ltd., ADR (m)	257
9		Infosys Ltd. (m)	367
20		Infrastructure Development Finance Co., Ltd. (m)	49
198		ITC Ltd., Reg. S, GDR (m)	915
75		Jaiprakash Associates Ltd. (m)	98
5		Larsen & Toubro Ltd., Reg. S, GDR (m)	115
9		Mahindra & Mahindra Ltd. (m)	108
33		NTPC Ltd. (m)	93
28		Oil & Natural Gas Corp., Ltd. (m)	141
12		Ranbaxy Laboratories Ltd., Reg. S, GDR (a) (m)	110
27		Reliance Industries Ltd. (m)	362
6		Reliance Industries Ltd., GDR (e) (m)	148
75		Sterlite Industries India Ltd. (m)	143
14		Sun Pharmaceutical Industries Ltd. (m)	161
31		Tata Motors Ltd. (m)	125
52		Tata Power Co., Ltd. (m)	92
59		United Phosphorus Ltd. (m)	128

			3,997

		Ireland — 0.7%
4		Allied Irish Banks plc (a) (m)	—	(h)
73		CRH plc (m)	1,337
29		Elan Corp. plc (a) (m)	338
23		Elan Corp. plc, ADR (a) (m)	267
22		Experian plc (m)	323
15		James Hardie Industries SE, CDI (m)	128
16		Kerry Group plc, Class A (m)	708
14		Ryanair Holdings plc (a) (m)	70
12		Shire plc (m)	352
27		WPP plc (m)	346

			3,869

		Israel — 0.8%
83		Bank Hapoalim BM (a) (m)	239
98		Bank Leumi Le-Israel BM (a) (m)	220
148		Bezeq Israeli Telecommunication Corp., Ltd. (m)	149
—	(h)	Delek Group Ltd. (m)	47
2		Elbit Systems Ltd. (m)	60
35		Israel Chemicals Ltd. (m)	411
—	(h)	Israel Corp., Ltd. (The) (m)	103
—	(h)	Koor Industries Ltd. (a) (m)	—	(h)
10		Mizrahi Tefahot Bank Ltd. (a) (m)	72
5		NICE Systems Ltd. (a) (m)	171
49		Teva Pharmaceutical Industries Ltd. (m)	1,988
25		Teva Pharmaceutical Industries Ltd., ADR (m)	1,012

			4,472

		Italy — 6.8%
241		Assicurazioni Generali S.p.A. (m)	3,024
67		Atlantia S.p.A. (m)	882
23		Autogrill S.p.A. (m)	189
1,351		Banca Monte dei Paschi di Siena S.p.A. (a) (m)	299
370		Banco Popolare SC (a) (m)	431
350		Enel Green Power S.p.A. (m)	500
1,347		Enel S.p.A. (m)	3,848
491		Eni S.p.A. (m)	10,120
13		Exor S.p.A. (m)	295
175		Fiat Industrial S.p.A. (m)	1,715
178		Fiat S.p.A (a) (m)	873
85		Finmeccanica S.p.A. (a) (m)	310
2,258		Intesa Sanpaolo S.p.A. (m)	2,802
23		Luxottica Group S.p.A. (m)	802
152		Mediaset S.p.A. (m)	265
108		Mediobanca S.p.A. (m)	373
47		Pirelli & C. S.p.A. (m)	473
42		Prelios S.p.A. (a) (m)	5
41		Prysmian S.p.A. (m)	654
54		Saipem S.p.A. (m)	2,504
327		Snam S.p.A. (m)	1,315

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Italy — Continued
1,912		Telecom Italia S.p.A. (m)	1,556
267		Terna Rete Elettrica Nazionale S.p.A. (m)	892
10		UniCredit S.p.A. (a)	36
818		UniCredit S.p.A. (a) (m)	2,771
180		Unione di Banche Italiane ScpA (m)	522

			37,456

		Japan — 19.8%
1		ABC-Mart, Inc. (m)	44
8		Advantest Corp. (m)	105
32		Aeon Co., Ltd. (m)	386
4		Aeon Credit Service Co., Ltd. (m)	71
4		Aeon Mall Co., Ltd. (m)	86
9		Air Water, Inc. (m)	108
10		Aisin Seiki Co., Ltd. (m)	307
35		Ajinomoto Co., Inc. (m)	496
2		Alfresa Holdings Corp. (m)	112
46		All Nippon Airways Co., Ltd. (m)	106
19		Amada Co., Ltd. (m)	101
28		Aozora Bank Ltd. (m)	64
54		Asahi Glass Co., Ltd. (m)	319
21		Asahi Group Holdings Ltd. (m)	464
67		Asahi Kasei Corp. (m)	357
7		Asics Corp. (m)	81
24		Astellas Pharma, Inc. (m)	1,140
18		Bank of Kyoto Ltd. (The) (m)	132
65		Bank of Yokohama Ltd. (The) (m)	294
4		Benesse Holdings, Inc. (m)	173
35		Bridgestone Corp. (m)	790
13		Brother Industries Ltd. (m)	120
61		Canon, Inc. (m)	2,043
12		Casio Computer Co., Ltd. (m)	76
—	(h)	Central Japan Railway Co. (m)	669
41		Chiba Bank Ltd. (The) (m)	238
8		Chiyoda Corp. (m)	104
35		Chubu Electric Power Co., Inc. (m)	370
12		Chugai Pharmaceutical Co., Ltd. (m)	237
9		Chugoku Bank Ltd. (The) (m)	115
16		Chugoku Electric Power Co., Inc. (The) (m)	209
13		Citizen Holdings Co., Ltd. (m)	74
3		Coca-Cola West Co., Ltd. (m)	56
30		Cosmo Oil Co., Ltd. (m)	65
9		Credit Saison Co., Ltd. (m)	193
31		Dai Nippon Printing Co., Ltd. (m)	238
15		Daicel Corp. (m)	92
14		Daido Steel Co., Ltd. (m)	79
10		Daihatsu Motor Co., Ltd. (m)	167
—	(h)	Dai-ichi Life Insurance Co., Ltd. (The) (m)	478
36		Daiichi Sankyo Co., Ltd. (m)	597
12		Daikin Industries Ltd. (m)	339
8		Dainippon Sumitomo Pharma Co., Ltd. (m)	92
4		Daito Trust Construction Co., Ltd. (m)	369
27		Daiwa House Industry Co., Ltd. (m)	388
88		Daiwa Securities Group, Inc. (m)	330
6		Dena Co., Ltd. (m)	121
25		Denki Kagaku Kogyo KK (m)	84
26		Denso Corp. (m)	837
10		Dentsu, Inc. (m)	255
18		East Japan Railway Co. (m)	1,177
14		Eisai Co., Ltd. (m)	602
6		Electric Power Development Co., Ltd. (m)	151
3		FamilyMart Co., Ltd. (m)	154
10		FANUC Corp. (m)	1,597
3		Fast Retailing Co., Ltd. (m)	601
28		Fuji Electric Co., Ltd. (m)	62
31		Fuji Heavy Industries Ltd. (m)	230
25		FUJIFILM Holdings Corp. (m)	443
100		Fujitsu Ltd. (m)	393
43		Fukuoka Financial Group, Inc. (m)	156
30		Furukawa Electric Co., Ltd. (m)	63
5		Gree, Inc. (m)	73
17		GS Yuasa Corp. (m)	67
21		Gunma Bank Ltd. (The) (m)	100
21		Hachijuni Bank Ltd. (The) (m)	111
1		Hakuhodo DY Holdings, Inc. (m)	77
4		Hamamatsu Photonics KK (m)	129
60		Hankyu Hanshin Holdings, Inc. (m)	321
13		Hino Motors Ltd. (m)	90
2		Hirose Electric Co., Ltd. (m)	159
3		Hisamitsu Pharmaceutical Co., Inc. (m)	166
6		Hitachi Chemical Co., Ltd. (m)	84
6		Hitachi Construction Machinery Co., Ltd. (m)	105
3		Hitachi High-Technologies Corp. (m)	77
244		Hitachi Ltd. (m)	1,438
8		Hitachi Metals Ltd. (m)	88
10		Hokkaido Electric Power Co., Inc. (m)	93
9		Hokuriku Electric Power Co. (m)	88

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Japan — Continued
88		Honda Motor Co., Ltd. (m)	2,798
23		Hoya Corp. (m)	519
6		Ibiden Co., Ltd. (m)	104
1		Idemitsu Kosan Co., Ltd. (m)	92
69		IHI Corp. (m)	147
—	(h)	Inpex Corp. (m)	661
20		Isetan Mitsukoshi Holdings Ltd. (m)	209
64		Isuzu Motors Ltd. (m)	326
81		ITOCHU Corp. (m)	842
1		Itochu Techno-Solutions Corp. (m)	75
13		Iyo Bank Ltd. (The) (m)	100
26		J. Front Retailing Co., Ltd. (m)	130
1		Japan Petroleum Exploration Co. (m)	34
—	(h)	Japan Prime Realty Investment Corp. (m)	96
—	(h)	Japan Real Estate Investment Corp. (m)	283
—	(h)	Japan Retail Fund Investment Corp. (m)	176
16		Japan Steel Works Ltd. (The) (m)	87
49		Japan Tobacco, Inc. (m)	1,524
25		JFE Holdings, Inc. (m)	326
12		JGC Corp. (m)	362
34		Joyo Bank Ltd. (The) (m)	152
10		JSR Corp. (m)	175
12		JTEKT Corp. (m)	108
—	(h)	Jupiter Telecommunications Co., Ltd. (m)	114
122		JX Holdings, Inc. (m)	585
42		Kajima Corp. (m)	120
12		Kamigumi Co., Ltd. (m)	100
16		Kaneka Corp. (m)	82
40		Kansai Electric Power Co., Inc. (The) (m)	302
11		Kansai Paint Co., Ltd. (m)	115
28		Kao Corp. (m)	768
79		Kawasaki Heavy Industries Ltd. (m)	188
36		Kawasaki Kisen Kaisha Ltd. (a) (m)	55
—	(h)	KDDI Corp. (m)	998
24		Keikyu Corp. (m)	226
31		Keio Corp. (m)	228
15		Keisei Electric Railway Co., Ltd. (m)	135
3		Keyence Corp. (m)	623
10		Kikkoman Corp. (m)	123
5		Kinden Corp. (m)	35
88		Kintetsu Corp. (m)	347
48		Kirin Holdings Co., Ltd. (m)	542
133		Kobe Steel Ltd. (m)	124
6		Koito Manufacturing Co., Ltd. (m)	76
51		Komatsu Ltd. (m)	1,122
5		Konami Corp. (m)	98
26		Konica Minolta Holdings, Inc. (m)	187
59		Kubota Corp. (m)	560
19		Kuraray Co., Ltd. (m)	222
6		Kurita Water Industries Ltd. (m)	137
8		Kyocera Corp. (m)	654
15		Kyowa Hakko Kirin Co., Ltd. (m)	163
23		Kyushu Electric Power Co., Inc. (m)	181
3		Lawson, Inc. (m)	236
14		LIXIL Group Corp. (m)	297
1		Mabuchi Motor Co., Ltd. (m)	43
6		Makita Corp. (m)	206
90		Marubeni Corp. (m)	599
11		Marui Group Co., Ltd. (m)	84
3		Maruichi Steel Tube Ltd. (m)	49
142		Mazda Motor Corp. (a) (m)	170
4		McDonald’s Holdings Co., Japan Ltd. (m)	104
8		Medipal Holdings Corp. (m)	114
3		MEIJI Holdings Co., Ltd. (m)	145
3		Miraca Holdings, Inc. (m)	127
73		Mitsubishi Chemical Holdings Corp. (m)	306
76		Mitsubishi Corp. (m)	1,503
105		Mitsubishi Electric Corp. (m)	829
68		Mitsubishi Estate Co., Ltd. (m)	1,224
20		Mitsubishi Gas Chemical Co., Inc. (m)	114
164		Mitsubishi Heavy Industries Ltd. (m)	664
7		Mitsubishi Logistics Corp. (m)	71
63		Mitsubishi Materials Corp. (m)	174
213		Mitsubishi Motors Corp. (a) (m)	203
12		Mitsubishi Tanabe Pharma Corp. (m)	182
687		Mitsubishi UFJ Financial Group, Inc. (m)	3,332
3		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	129
94		Mitsui & Co., Ltd. (m)	1,386
46		Mitsui Chemicals, Inc. (m)	103
46		Mitsui Fudosan Co., Ltd. (m)	881
61		Mitsui OSK Lines Ltd. (m)	184
1,231		Mizuho Financial Group, Inc. (m)	2,027
27		MS&AD Insurance Group Holdings (m)	440
11		Murata Manufacturing Co., Ltd. (m)	543
5		Nabtesco Corp. (m)	116
10		Namco Bandai Holdings, Inc. (m)	142
144		NEC Corp. (a) (m)	192

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Japan — Continued
6		Nexon Co., Ltd. (a) (m)	113
15		NGK Insulators Ltd. (m)	168
10		NGK Spark Plug Co., Ltd. (m)	121
8		NHK Spring Co., Ltd. (m)	81
6		Nidec Corp. (m)	469
18		Nikon Corp. (m)	508
6		Nintendo Co., Ltd. (m)	649
—	(h)	Nippon Building Fund, Inc. (m)	330
21		Nippon Electric Glass Co., Ltd. (m)	111
47		Nippon Express Co., Ltd. (m)	191
9		Nippon Meat Packers, Inc. (m)	121
5		Nippon Paper Group, Inc. (m)	65
277		Nippon Steel Corp. (m)	553
24		Nippon Telegraph & Telephone Corp. (m)	1,096
85		Nippon Yusen KK (m)	188
38		Nishi-Nippon City Bank Ltd. (The) (m)	83
134		Nissan Motor Co., Ltd. (m)	1,263
11		Nisshin Seifun Group, Inc. (m)	125
45		Nisshin Steel Co., Ltd. (m)	50
3		Nissin Foods Holdings Co., Ltd. (m)	119
2		Nitori Holdings Co., Ltd. (m)	177
9		Nitto Denko Corp. (m)	380
20		NKSJ Holdings, Inc. (m)	379
5		NOK Corp. (m)	102
197		Nomura Holdings, Inc. (m)	688
5		Nomura Real Estate Holdings, Inc. (m)	90
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	81
5		Nomura Research Institute Ltd. (m)	105
23		NSK Ltd. (m)	141
25		NTN Corp. (m)	66
—	(h)	NTT Data Corp. (m)	205
1		NTT DOCOMO, Inc. (m)	1,377
—	(h)	NTT Urban Development Corp. (m)	61
35		Obayashi Corp. (m)	161
34		Odakyu Electric Railway Co., Ltd. (m)	349
45		OJI Paper Co., Ltd. (m)	150
12		Olympus Corp. (a) (m)	224
11		Omron Corp. (m)	225
4		Ono Pharmaceutical Co., Ltd. (m)	278
2		Oracle Corp. Japan (m)	87
3		Oriental Land Co., Ltd. (m)	342
6		ORIX Corp. (m)	535
101		Osaka Gas Co., Ltd. (m)	414
1		Otsuka Corp. (m)	70
19		Otsuka Holdings Co., Ltd. (m)	591
119		Panasonic Corp. (m)	826
38		Rakuten, Inc. (m)	382
101		Resona Holdings, Inc. (m)	410
33		Ricoh Co., Ltd. (m)	226
2		Rinnai Corp. (m)	109
5		Rohm Co., Ltd. (m)	194
3		Sankyo Co., Ltd. (m)	124
2		Sanrio Co., Ltd. (m)	76
4		Santen Pharmaceutical Co., Ltd. (m)	157
1		SBI Holdings, Inc. (m)	79
11		Secom Co., Ltd. (m)	526
10		Sega Sammy Holdings, Inc. (m)	224
6		Seiko Epson Corp. (m)	50
23		Sekisui Chemical Co., Ltd. (m)	194
28		Sekisui House Ltd. (m)	271
41		Seven & I Holdings Co., Ltd. (m)	1,285
26		Seven Bank Ltd. (m)	66
53		Sharp Corp. (m)	182
10		Shikoku Electric Power Co., Inc. (m)	146
12		Shimadzu Corp. (m)	98
1		Shimamura Co., Ltd. (m)	139
4		Shimano, Inc. (m)	266
32		Shimizu Corp. (m)	98
22		Shin-Etsu Chemical Co., Ltd. (m)	1,121
82		Shinsei Bank Ltd. (m)	92
16		Shionogi & Co., Ltd. (m)	233
19		Shiseido Co., Ltd. (m)	272
29		Shizuoka Bank Ltd. (The) (m)	295
79		Showa Denko KK (m)	143
9		Showa Shell Sekiyu KK (m)	47
3		SMC Corp. (m)	504
48		Softbank Corp. (m)	1,827
67		Sojitz Corp. (m)	105
54		Sony Corp. (m)	661
10		Sony Financial Holdings, Inc. (m)	155
3		Square Enix Holdings Co., Ltd. (m)	42
8		Stanley Electric Co., Ltd. (m)	116
6		Sumco Corp. (a) (m)	47
83		Sumitomo Chemical Co., Ltd. (m)	229
61		Sumitomo Corp. (m)	852
41		Sumitomo Electric Industries Ltd. (m)	478
30		Sumitomo Heavy Industries Ltd. (m)	119
187		Sumitomo Metal Industries Ltd. (m)	275

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Japan — Continued
29	Sumitomo Metal Mining Co., Ltd. (m)	311
73	Sumitomo Mitsui Financial Group, Inc. (m)	2,283
168	Sumitomo Mitsui Trust Holdings, Inc. (m)	480
20	Sumitomo Realty & Development Co., Ltd. (m)	505
9	Sumitomo Rubber Industries Ltd. (m)	112
9	Suruga Bank Ltd. (m)	93
4	Suzuken Co., Ltd. (m)	136
20	Suzuki Motor Corp. (m)	356
4	Sysmex Corp. (m)	170
32	T&D Holdings, Inc. (m)	326
60	Taiheiyo Cement Corp. (m)	132
57	Taisei Corp. (m)	158
2	Taisho Pharmaceutical Holdings Co., Ltd. (m)	157
13	Taiyo Nippon Sanso Corp. (m)	73
13	Takashimaya Co., Ltd. (m)	95
43	Takeda Pharmaceutical Co., Ltd. (m)	1,956
7	TDK Corp. (m)	248
53	Teijin Ltd. (m)	154
8	Terumo Corp. (m)	334
7	THK Co., Ltd. (m)	118
55	Tobu Railway Co., Ltd. (m)	298
6	Toho Co., Ltd. (m)	108
22	Toho Gas Co., Ltd. (m)	132
25	Tohoku Electric Power Co., Inc. (a) (m)	161
39	Tokio Marine Holdings, Inc. (m)	900
80	Tokyo Electric Power Co., Inc. (a) (m)	132
9	Tokyo Electron Ltd. (m)	428
133	Tokyo Gas Co., Ltd. (m)	685
60	Tokyu Corp. (m)	288
24	Tokyu Land Corp. (m)	119
15	TonenGeneral Sekiyu KK (m)	123
31	Toppan Printing Co., Ltd. (m)	194
80	Toray Industries, Inc. (m)	502
218	Toshiba Corp. (m)	721
26	Tosoh Corp. (m)	63
15	TOTO Ltd. (m)	114
8	Toyo Seikan Kaisha Ltd. (m)	96
5	Toyo Suisan Kaisha Ltd. (m)	120
4	Toyobo Co., Ltd. (m)	5
3	Toyoda Gosei Co., Ltd. (m)	62
4	Toyota Boshoku Corp. (m)	48
9	Toyota Industries Corp. (m)	239
149	Toyota Motor Corp. (m)	5,686
12	Toyota Tsusho Corp. (m)	218
6	Trend Micro, Inc. (m)	172
3	Tsumura & Co. (m)	70
56	Ube Industries Ltd. (m)	123
6	Unicharm Corp. (m)	337
5	Ushio, Inc. (m)	62
1	USS Co., Ltd. (m)	132
9	West Japan Railway Co. (m)	392
1	Yahoo! Japan Corp. (m)	293
5	Yakult Honsha Co., Ltd. (m)	196
5	Yamada Denki Co., Ltd. (m)	249
12	Yamaguchi Financial Group, Inc. (m)	101
8	Yamaha Corp. (m)	74
15	Yamaha Motor Co., Ltd. (m)	124
20	Yamato Holdings Co., Ltd. (m)	328
2	Yamato Kogyo Co., Ltd. (m)	56
6	Yamazaki Baking Co., Ltd. (m)	79
11	Yaskawa Electric Corp. (m)	79
11	Yokogawa Electric Corp. (m)	115

		109,165

	Luxembourg — 0.6%
57	ArcelorMittal (m)	914
2	Millicom International Cellular S.A., SDR (m)	208
18	SES S.A., FDR (m)	425
97	Tenaris S.A. (m)	1,886

		3,433

	Mexico — 0.7%
11	Alfa S.A.B. de C.V., Class A (m)	169
973	America Movil S.A.B. de C.V., Series L, (m)	1,300
300	Cemex S.A.B. de C.V. (a) (m)	209
54	Fomento Economico Mexicano S.A.B. de C.V. (m)	464
4	Fresnillo plc (m)	89
80	Grupo Bimbo S.A.B. de C.V., Series A, (m)	199
18	Grupo Carso S.A.B. de C.V., Series A1, (m)	61
132	Grupo Mexico S.A.B. de C.V., Series B, (m)	372
25	Grupo Modelo S.A.B. de C.V., Series C, (m)	225

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Mexico — Continued
83	Grupo Televisa S.A.B. (m)	376
82	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	171
18	Minera Frisco S.A.B. de C.V., Class A1 (a) (m)	70
159	Wal-Mart de Mexico S.A.B. de C.V., Series V, (m)	449

		4,154

	Netherlands — 4.1%
122	Aegon N.V. (m)	555
17	Akzo Nobel N.V. (m)	920
29	ASML Holding N.V. (m)	1,684
4	Corio N.V. (m)	190
8	Delta Lloyd N.V. (m)	100
26	European Aeronautic Defence and Space Co., N.V. (m)	926
5	Fugro N.V., CVA (m)	317
5	Gemalto N.V. (m)	373
8	Heineken Holding N.V. (m)	364
16	Heineken N.V. (m)	893
272	ING Groep N.V., CVA (a) (m)	1,790
72	Koninklijke Ahold N.V. (m)	876
5	Koninklijke Boskalis Westminster N.V. (m)	163
12	Koninklijke DSM N.V. (m)	573
69	Koninklijke KPN N.V. (m)	570
69	Koninklijke Philips Electronics N.V. (m)	1,522
4	Koninklijke Vopak N.V. (m)	274
20	QIAGEN N.V. (a) (m)	361
8	Randstad Holding N.V. (m)	249
49	Reed Elsevier N.V. (m)	574
79	Royal Dutch Shell plc, Class A (m)	2,699
58	Royal Dutch Shell plc, Class B (m)	2,026
12	SBM Offshore N.V. (a) (m)	146
22	TNT Express N.V. (m)	234
115	Unilever N.V., CVA (m)	3,993
21	Wolters Kluwer N.V. (m)	346

		22,718

	New Zealand — 0.6%
242	Auckland International Airport Ltd. (m)	488
96	Contact Energy Ltd. (a) (m)	387
178	Fletcher Building Ltd. (m)	875
151	SKYCITY Entertainment Group Ltd. (m)	435
502	Telecom Corp. of New Zealand Ltd. (m)	1,076

		3,261

	Norway — 1.4%
17	Aker Solutions ASA (m)	256
102	DnB ASA (m)	1,067
21	Gjensidige Forsikring ASA (m)	254
93	Norsk Hydro ASA (m)	379
81	Orkla ASA (m)	575
119	Statoil ASA (m)	2,824
74	Telenor ASA (m)	1,260
20	Yara International ASA (m)	926

		7,541

	Philippines — 0.8%
40	Ayala Corp. (m)	411
1,041	Ayala Land, Inc. (m)	543
226	Bank of the Philippine Islands (m)	393
70	BDO Unibank, Inc. (m)	107
6	Globe Telecom, Inc. (m)	164
110	Jollibee Foods Corp. (m)	271
70	Manila Electric Co. (m)	445
64	Metropolitan Bank & Trust Co. (m)	152
9	Philippine Long Distance Telephone Co. (m)	569
33	SM Investments Corp. (m)	598
1,538	SM Prime Holdings, Inc. (m)	514

		4,167

	Portugal — 0.6%
409	Banco Espirito Santo S.A. (a) (m)	252
13	Cimpor Cimentos de Portugal SGPS S.A. (m)	57
390	EDP - Energias de Portugal S.A. (m)	889
47	Galp Energia SGPS S.A., Class B (m)	638
45	Jeronimo Martins SGPS S.A. (m)	704
128	Portugal Telecom SGPS S.A. (m)	544

		3,084

	Singapore — 1.0%
52	Ascendas Real Estate Investment Trust (m)	94
70	CapitaLand Ltd. (m)	168
64	CapitaMall Trust (m)	101
41	CapitaMalls Asia Ltd. (m)	54
14	City Developments Ltd. (m)	132
54	ComfortDelgro Corp., Ltd. (m)	73
31	Cosco Corp. Singapore Ltd. (m)	24
51	DBS Group Holdings Ltd. (m)	601
25	Fraser and Neave Ltd. (m)	164
170	Genting Singapore plc (m)	177
61	Global Logistic Properties Ltd. (m)	110

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Singapore — Continued
194		Golden Agri-Resources Ltd. (m)	115
152		Hutchison Port Holdings Trust, Class U (m)	115
3		Jardine Cycle & Carriage Ltd. (m)	116
40		Keppel Corp., Ltd. (m)	361
21		Keppel Land Ltd. (m)	58
28		Neptune Orient Lines Ltd. (a) (m)	25
43		Olam International Ltd. (m)	63
73		Oversea-Chinese Banking Corp., Ltd. (m)	561
29		SembCorp Industries Ltd. (m)	123
24		SembCorp Marine Ltd. (m)	93
15		Singapore Airlines Ltd. (m)	129
24		Singapore Exchange Ltd. (m)	129
45		Singapore Press Holdings Ltd. (m)	149
45		Singapore Technologies Engineering Ltd. (m)	119
220		Singapore Telecommunications Ltd. (m)	630
18		StarHub Ltd. (m)	55
35		United Overseas Bank Ltd. (m)	557
14		UOL Group Ltd. (m)	57
53		Wilmar International Ltd. (m)	137

			5,290

		South Africa — 0.7%
8		ABSA Group Ltd. (m)	122
1		Anglo American Platinum Ltd. (m)	46
5		AngloGold Ashanti Ltd. (m)	186
8		Bidvest Group Ltd. (m)	182
85		FirstRand Ltd. (m)	282
17		Gold Fields Ltd. (m)	217
13		Impala Platinum Holdings Ltd. (m)	203
35		MTN Group Ltd. (m)	632
9		Naspers Ltd., Class N (m)	491
35		Pretoria Portland Cement Co., Ltd. (m)	109
56		Sanlam Ltd. (m)	239
13		Sasol Ltd. (m)	521
11		Shoprite Holdings Ltd. (m)	212
23		Standard Bank Group Ltd. (m)	321
35		Steinhoff International Holdings Ltd. (a) (m)	104
5		Tiger Brands Ltd. (m)	157

			4,024

		South Korea — 0.7%
2		Daelim Industrial Co., Ltd. (m)	136
6		Daewoo Shipbuilding & Marine Engineering Co., Ltd. (m)	126
—	(h)	E-Mart Co., Ltd. (m)	112
1		Hyundai Mobis (m)	379
1		Hyundai Motor Co. (m)	214
3		KB Financial Group, Inc. (m)	105
1		LG Chem Ltd. (m)	298
4		LG Electronics, Inc. (m)	199
1		POSCO (m)	415
1		Samsung Electronics Co., Ltd. (m)	1,302
2		Samsung Fire & Marine Insurance Co., Ltd. (m)	281
4		Shinhan Financial Group Co., Ltd. (m)	141
—	(h)	Shinsegae Co., Ltd. (m)	32
6		SK Hynix, Inc. (a) (m)	112
1		SK Innovation Co., Ltd. (m)	90
1		SK Telecom Co., Ltd. (m)	84

			4,026

		Spain — 4.8%
41		Abertis Infraestructuras S.A. (m)	501
2		Acciona S.A. (m)	100
15		Acerinox S.A. (m)	145
8		ACS Actividades de Construccion y Servicios S.A.	137
8		ACS Actividades de Construccion y Servicios S.A. (m)	125
36		Amadeus IT Holding S.A., Class A (m)	774
533		Banco Bilbao Vizcaya Argentaria S.A. (m)	3,475
237		Banco de Sabadell S.A. (m)	452
1		Banco de Valencia S.A. (a) (m)	—	(h)
124		Banco Popular Espanol S.A. (m)	233
1,049		Banco Santander S.A. (m)	6,350
78		Bankia S.A. (a) (m)	76
90		CaixaBank (m)	295
72		Distribuidora Internacional de Alimentacion S.A. (m)	357
21		Enagas S.A. (m)	365
47		Ferrovial S.A. (m)	507
41		Gas Natural SDG S.A. (m)	504
17		Grifols S.A. (a) (m)	516
443		Iberdrola S.A. (m)	1,603
24		Inditex S.A. (m)	2,504
102		Mapfre S.A. (m)	185
13		Red Electrica Corp. S.A. (m)	508
90		Repsol S.A. (m)	1,440
459		Telefonica S.A. (m)	5,208

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Spain — Continued
20		Zardoya Otis S.A. (m)	219

			26,579

		Sweden — 2.2%
12		Alfa Laval AB (m)	212
13		Assa Abloy AB, Class B (m)	385
27		Atlas Copco AB, Class A (m)	611
14		Atlas Copco AB, Class B (m)	279
11		Boliden AB (m)	164
8		Electrolux AB, Series B (m)	184
4		Elekta AB, Class B (m)	169
7		Getinge AB, Class B (m)	204
37		Hennes & Mauritz AB, Class B (m)	1,348
9		Hexagon AB, Class B (m)	166
2		Holmen AB, Class B (m)	46
12		Husqvarna AB, Class B (m)	59
5		Industrivarden AB, Class C (m)	70
8		Investment AB Kinnevik, Class B (m)	157
20		Investor AB, Class B (m)	426
8		Lundin Petroleum AB (a) (m)	171
2		Modern Times Group AB, Class B (m)	79
103		Nordea Bank AB (m)	962
6		Ratos AB, Class B (m)	67
39		Sandvik AB (m)	542
12		Scania AB, Class B (m)	199
13		Securitas AB, Class B (m)	103
53		Skandinaviska Enskilda Banken AB, Class A (m)	386
15		Skanska AB, Class B (m)	220
16		SKF AB, Class B (m)	320
5		SSAB AB, Class A (m)	37
21		Svenska Cellulosa AB, Class B (m)	353
20		Svenska Handelsbanken AB, Class A (m)	691
33		Swedbank AB, Class A (m)	575
9		Swedish Match AB (m)	369
11		Tele2 AB, Class B (m)	189
119		Telefonaktiebolaget LM Ericsson, Class B (m)	1,105
81		TeliaSonera AB (m)	538
56		Volvo AB, Class B (m)	692

			12,078

		Switzerland — 2.9%
41		ABB Ltd. (a) (m)	715
2		Actelion Ltd. (a) (m)	73
2		Adecco S.A. (a) (m)	103
2		Aryzta AG (a) (m)	87
1		Baloise Holding AG (m)	49
—	(h)	Barry Callebaut AG (a) (m)	27
9		Cie Financiere Richemont S.A., Class A (m)	515
20		Credit Suisse Group AG (a) (m)	333
3		GAM Holding AG (a) (m)	31
1		Geberit AG (a) (m)	137
—	(h)	Givaudan S.A. (a) (m)	140
30		Glencore International plc (m)	151
4		Holcim Ltd. (a) (m)	246
4		Julius Baer Group Ltd. (a) (m)	132
1		Kuehne & Nagel International AG (m)	76
—	(h)	Lindt & Spruengli AG (a) (m)	112
—	(h)	Logitech International S.A. (a) (m)	2
1		Lonza Group AG (a) (m)	46
59		Nestle S.A. (m)	3,620
41		Novartis AG (m)	2,416
—	(h)	Pargesa Holdings S.A. (m)	24
—	(h)	Partners Group Holding AG (m)	42
13		Roche Holding AG (m)	2,221
1		Schindler Holding AG (m)	150
—	(h)	SGS S.A. (m)	192
—	(h)	Sika AG (m)	60
1		Sonova Holding AG (a) (m)	87
37		STMicroelectronics N.V. (m)	199
—	(h)	Straumann Holding AG (m)	13
—	(h)	Sulzer AG (m)	57
1		Swatch Group AG (The) (m)	271
—	(h)	Swiss Life Holding AG (a) (m)	43
1		Swiss Prime Site AG (a) (m)	77
7		Swiss Re AG (a) (m)	439
—	(h)	Swisscom AG (m)	165
2		Syngenta AG (m)	563
6		Transocean Ltd. (m)	291
67		UBS AG (a) (m)	707
6		Wolseley plc (m)	222
45		Xstrata plc (m)	595
3		Zurich Insurance Group AG (a) (m)	565

			15,994

		Taiwan — 0.7%
27		Asustek Computer, Inc. (a) (m)	244
143		Cathay Financial Holding Co., Ltd. (m)	140
349		China Steel Corp. (m)	310

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Taiwan — Continued
22	Chunghwa Telecom Co., Ltd. (m)	66
163	Far Eastern New Century Corp. (m)	181
78	Formosa Plastics Corp. (m)	214
179	Hon Hai Precision Industry Co., Ltd. (a) (m)	499
6	HTC Corp. (m)	59
25	MediaTek, Inc. (m)	211
65	Nan Ya Plastics Corp. (m)	126
105	Pegatron Corp. (m)	136
103	Quanta Computer, Inc. (m)	266
511	Taishin Financial Holding Co., Ltd. (a) (m)	205
55	Taiwan Cement Corp. (m)	63
63	Taiwan Mobile Co., Ltd. (m)	208
333	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	902
195	United Microelectronics Corp. (m)	82

		3,912

	Thailand — 0.7%
52	Advanced Info Service PCL (m)	332
58	Bangkok Bank PCL (m)	383
12	Banpu PCL (m)	153
197	Charoen Pokphand Foods PCL (m)	207
109	Kasikornbank PCL (m)	611
223	Krung Thai Bank PCL (m)	116
93	PTT Exploration & Production PCL (m)	449
97	PTT Global Chemical PCL (m)	181
54	PTT PCL (m)	555
34	Siam Cement PCL (m)	375
124	Siam Commercial Bank PCL (m)	632
35	Thai Oil PCL (m)	65

		4,059

	Turkey — 0.8%
122	Akbank TAS (m)	460
20	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (m)	272
8	BIM Birlesik Magazalar A.S. (m)	363
111	Eregli Demir ve Celik Fabrikalari TAS (m)	121
69	Haci Omer Sabanci Holding A.S. (m)	300
49	KOC Holding A.S. (m)	191
15	Tupras Turkiye Petrol Rafinerileri A.S. (m)	328
76	Turkcell Iletisim Hizmet A.S. (a) (m)	421
185	Turkiye Garanti Bankasi A.S. (m)	719
39	Turkiye Halk Bankasi A.S. (m)	331
145	Turkiye Is Bankasi, Class C (m)	424
110	Yapi ve Kredi Bankasi A.S. (a) (m)	226

		4,156

	United Kingdom — 7.8%
20	3i Group plc (m)	66
19	Aberdeen Asset Management plc (m)	76
4	Admiral Group plc (m)	75
6	Aggreko plc (m)	185
7	AMEC plc (m)	125
29	Anglo American plc (m)	852
9	Antofagasta plc (m)	143
30	ARM Holdings plc (m)	258
8	Associated British Foods plc (m)	151
28	AstraZeneca plc (m)	1,291
63	Aviva plc (m)	289
8	Babcock International Group plc (m)	104
70	BAE Systems plc (m)	339
15	Balfour Beatty plc (m)	67
251	Barclays plc (m)	655
74	BG Group plc (m)	1,448
46	BHP Billiton plc (m)	1,335
411	BP plc (m)	2,728
43	British American Tobacco plc (m)	2,263
19	British Land Co. plc (m)	156
24	British Sky Broadcasting Group plc (m)	270
168	BT Group plc (m)	573
7	Bunzl plc (m)	124
10	Burberry Group plc (m)	186
14	Capita plc (m)	158
12	Capital Shopping Centres Group plc (m)	60
4	Carnival plc (m)	132
112	Centrica plc (m)	556
23	Cobham plc (m)	85
41	Compass Group plc (m)	440
3	Croda International plc (m)	108
54	Diageo plc (m)	1,447
5	Eurasian Natural Resources Corp. plc (m)	31
8	Evraz plc (m)	28
31	G4S plc (m)	119
34	GKN plc (m)	111
109	GlaxoSmithKline plc (m)	2,514
16	Hammerson plc (m)	112
390	HSBC Holdings plc (m)	3,257
12	ICAP plc (m)	59
7	IMI plc (m)	90

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	United Kingdom — Continued
22	Imperial Tobacco Group plc (m)	840
9	Inmarsat plc (m)	73
6	InterContinental Hotels Group plc (m)	156
102	International Consolidated Airlines Group S.A. (a) (m)	254
3	Intertek Group plc (m)	148
17	Invensys plc (m)	63
12	Investec plc (m)	69
80	ITV plc (m)	95
26	J Sainsbury plc (m)	134
5	Johnson Matthey plc (m)	159
4	Kazakhmys plc (m)	47
51	Kingfisher plc (m)	214
17	Land Securities Group plc (m)	209
127	Legal & General Group plc (m)	254
896	Lloyds Banking Group plc (a) (m)	425
4	London Stock Exchange Group plc (m)	57
3	Lonmin plc (m)	37
38	Man Group plc (m)	47
35	Marks & Spencer Group plc (m)	182
17	Meggitt plc (m)	102
77	National Grid plc (m)	799
4	Next plc (m)	183
105	Old Mutual plc (m)	260
18	Pearson plc (m)	331
6	Petrofac Ltd. (m)	131
55	Prudential plc (m)	657
2	Randgold Resources Ltd. (m)	170
14	Reckitt Benckiser Group plc (m)	783
26	Reed Elsevier plc (m)	222
30	Resolution Ltd. (m)	97
19	Rexam plc (m)	129
29	Rio Tinto plc (m)	1,344
41	Rolls-Royce Holdings plc (a) (m)	539
45	Royal Bank of Scotland Group plc (a) (m)	151
77	RSA Insurance Group plc (m)	131
21	SABMiller plc (m)	891
28	Sage Group plc (The) (m)	128
2	Schroders plc (m)	45
15	Segro plc (m)	56
11	Serco Group plc (m)	97
5	Severn Trent plc (m)	139
19	Smith & Nephew plc (m)	199
9	Smiths Group plc (m)	142
20	SSE plc (m)	417
52	Standard Chartered plc (m)	1,183
51	Standard Life plc (m)	193
29	Subsea 7 S.A. (m)	600
10	Tate & Lyle plc (m)	104
174	Tesco plc (m)	866
8	TUI Travel plc (m)	24
20	Tullow Oil plc (m)	394
28	Unilever plc (m)	996
15	United Utilities Group plc (m)	158
2	Vedanta Resources plc (m)	36
3	Veripos, Inc. (a) (m)	6
1,079	Vodafone Group plc (m)	3,087
5	Weir Group plc (The) (m)	119
4	Whitbread plc (m)	129
52	WM Morrison Supermarkets plc (m)	224

		42,791

	United States — 0.0% (g)
5	Sims Metal Management Ltd. (m)	46

	Total Common Stocks (Cost $373,185)	529,079

Investment Companies — 1.1%

	United States — 1.1%
81	iShares MSCI EAFE Index Fund (m)	4,040
40	iShares MSCI Germany Index Fund (m)	804
32	iShares MSCI Pacific ex-Japan Index Fund (m)	1,362

	Total Investment Companies (Cost $6,082)	6,206

Preferred Stocks — 1.6%

	Brazil — 0.5%
27	Banco Bradesco S.A. (m)	412
8	Cia de Bebidas das Americas (m)	313
7	Cia Energetica de Minas Gerais (m)	135
67	Itau Unibanco Holding S.A. (m)	1,060
40	Petroleo Brasileiro S.A. (m)	383
28	Vale S.A., Class A (m)	506

		2,809

	Chile — 0.1%
7	Sociedad Quimica y Minera de Chile S.A., Class B (m)	439

	Germany — 0.8%
5	Bayerische Motoren Werke AG (m)	226

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued

	Germany — Continued
15	Henkel AG & Co. KGaA (m)	1,106
13	Porsche Automobil Holding SE (m)	685
6	ProSiebenSat.1 Media AG (m)	135
3	RWE AG (m)	96
13	Volkswagen AG (m)	2,131

		4,379

	Italy — 0.2%
1,233	Telecom Italia S.p.A. (m)	858

	Total Preferred Stocks (Cost $3,848)	8,485

NUMBER OF RIGHTS
Rights — 0.0% (g)

	Spain — 0.0% (g)
8	ACS Actividades de Construccion y Servicios S.A., expiring 07/26/12 (a) (Cost $–)	10

SHARES
Short-Term Investment — 0.8%

	Investment Company — 0.8%
4,470	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $4,470)	4,470

	Total Investments — 99.6% (Cost $387,585)	548,250
	Other Assets in Excess of Liabilities — 0.4%	2,158

	NET ASSETS — 100.0%	$550,408

Percentages indicated are based on net assets.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	12.4%
Oil, Gas & Consumable Fuels	7 .5
Pharmaceuticals	6 .7
Diversified Telecommunication Services	4 .3
Chemicals	4 .2
Insurance	4 .2
Automobiles	4 .2
Metals & Mining	3 .6
Beverages	3 .3
Machinery	2 .8
Food Products	2 .7
Electric Utilities	2 .4
Wireless Telecommunication Services	2 .2
Food & Staples Retailing	2 .1
Industrial Conglomerates	2 .1
Multi-Utilities	1 .6
Energy Equipment & Services	1 .6
Real Estate Management & Development	1 .4
Software	1 .3
Diversified Financial Services	1 .3
Trading Companies & Distributors	1.2
Media	1.2
Electronic Equipment, Instruments & Components	1 .2
Semiconductors & Semiconductor Equipment	1.1
Investment Companies	1 .1
Textiles, Apparel & Luxury Goods	1 .1
Electrical Equipment	1 .1
Real Estate Investment Trusts (REITs)	1 .1
Capital Markets	1 .1
Tobacco	1 .1
Specialty Retail	1 .0
Auto Components	1 .0
Road & Rail	1 .0
Hotels, Restaurants & Leisure	1 .0
Others (each less than 1.0%)	12.0
Short-Term Investment	0 .8

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
21	TOPIX Index	09/13/12	$1,973	$30
120	Euro STOXX 50	09/21/12	3,437	190
15	FTSE 100 Index	09/21/12	1,319	18

				$238

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CDI	—	CHESS Depositary Interest
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair value securities with a value of $0 which amounts to 0.0% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $524,239,000 and 95.6%, respectively.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,369
Aggregate gross unrealized depreciation	(42,704)

Net unrealized appreciation/depreciation	$160,665

Federal income tax cost of investments	$387,585

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC is generally the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its portfolio, by utilizing the quotations of an independent pricing service, unless the Fund’s Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$31,294	$—	(a)	$31,294
Austria	—	7,947	—		7,947
Belgium	—	10,426	—		10,426
Bermuda	—	1,443	—		1,443
Brazil	894	—	—		894
Chile	3,137	308	—		3,445
China	—	3,731	—		3,731
Denmark	—	6,586	—		6,586
Finland	—	4,743	—		4,743
France	—	50,398	—		50,398
Germany	—	63,451	—		63,451
Greece	—	4,821	—		4,821
Hong Kong	—	5,485	—		5,485
Hungary	—	4,143	—		4,143
India	—	3,997	—		3,997
Ireland	—	3,869	—		3,869
Israel	—	4,472	—		4,472
Italy	—	37,456	—		37,456
Japan	—	109,165	—		109,165
Luxembourg	—	3,433	—		3,433
Mexico	4,065	89	—		4,154
Netherlands	—	22,718	—		22,718
New Zealand	—	3,261	—		3,261
Norway	—	7,541	—		7,541
Philippines	—	4,167	—		4,167
Portugal	—	3,084	—		3,084
Singapore	—	5,290	—		5,290
South Africa	—	4,024	—		4,024
South Korea	—	4,026	—		4,026
Spain	—	26,579	—		26,579
Sweden	—	12,078	—		12,078
Switzerland	—	15,994	—		15,994
Taiwan	—	3,912	—		3,912
Thailand	—	4,059	—		4,059
Turkey	—	4,156	—		4,156
United Kingdom	—	42,791	—		42,791
United States	—	46	—		46

Total Common Stocks	8,096	520,983	—	(a)	529,079

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Brazil	$2,809	$—	$—		$2,809
Chile	439	—	—		439
Germany	—	4,379	—		4,379
Italy	—	858	—		858

Total Preferred Stocks	3,248	5,237	—		8,485

Investment Companies
United States	6,206	—	—		6,206

Rights
Spain	—	10	—		10

Short-Term Investment
Investment Company	4,470	—	—		4,470

Total Investments in Securities	$22,020	$526,230	$—	(a)	$548,250

Appreciation in Other Financial Instruments
Futures Contracts	$238	$—	$—		$238

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2012.

The following is a summary of investments for which unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan International Equity Index Fund

	Balance as of 10/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]		Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/12
Investments in Securities
Common Stocks - Australia	$—	(a)	$—	$—	$—	$—	$—		$—	$—	$—	(a)
Common Stocks - Japan		(a)	(16)	16	—	—		(a)	—	—	—

	$—	(a)	$(16)	$16	$—	$—	$—	(a)	$—	$—	$—	(a)

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $0.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:     /s/ Patricia A. Maleski

           Patricia A. Maleski

           President and Principal Executive Officer

           September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Patricia A. Maleski

           Patricia A. Maleski

           President and Principal Executive Officer

           September 28, 2012

By:    /s/ Joy C. Dowd

           Joy C. Dowd

           Treasurer and Principal Financial Officer

           September 28, 2012